RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

15.                        RELATED PARTY TRANSACTIONS

For the years ended December 31, 2010, 2011 and 2012, the Group recorded advertising expense of  $288,836, $nil and $nil, respectively, for services received from Allyes Information Technology Ltd. (“Allyes”), an affiliate of which Neil Shen, the Group’s chairman of the board is a director. Allyes is no longer an affiliate of Mr. Shen after Mr. Shen ceased to be a director of it in August 2010. The amount due to Allyes was $nil and $nil as of December 31, 2011 and 2012, respectively.

For the years ended December 31, 2010, 2011 and 2012, the Group recorded advertising expense of $nil, $nil and $2,524,824, respectively, for services received from Qihoo 360 Technology Co, Ltd. (“Qihoo”), an affiliate of which Neil Shen, the Group’s chairman of the board is a director. The amount due to Qihoo was $nil and $nil as of December 31, 2011 and 2012, respectively.

For the year ended December 31, 2010, 2011 and 2012, the Group recorded revenue of $nil, $356,090 and $2,818,196 to VIPShop Holdings Limited (“VIPShop”), with which the Group shares the same major shareholder. The amount due from VIPShop was $356,090 as of December 31, 2011. The receivables from VIPShop are due 5 days after the issuance of invoices by the Group. The Group issues invoices when each consignment is concluded. The amount due to VIPShop was $547,478 as of December 31, 2012, which represents advanced payments from VIPShop.